Long-term debt (Tables)	12 Months Ended
Dec. 31, 2017
Long-term Debt Tables
Schedule of loans and borrowings, measured at amortized cost

Loans and borrowings, measured at amortized cost, as of December 31, 2017 and 2016 are summarized as follows:

	Notes	December 31, 2017	December 31, 2016
Current:
Short–term borrowings and current portion of long–term debt		$542,614	$377,149
Bonds		29,458	29,590

	29	$572,072	$406,739

Non–current:
Long–term debt		$2,600,450	$2,259,459
Bonds		579,591	608,037

	29	$3,180,041	$2,867,496

Schedule of outstanding obligations

Terms and conditions of the Company’s outstanding obligations for years ended December 31, 2017 and 2016 are as follows:

		December 31, 2017
	Due through	Weighted average interest rate	Face Value	Carrying Amount
Short–term borrowings	2018	3.96%	$85,387	$79,263
Long–term debt	2029	4.14%	4,699,338	3,063,801
Bonds–Colombia	2019	10.58%	89,266	59,808
Bonds– Luxembourg	2020	8.38%	550,000	549,241

Total			$5,423,991	$3,752,113

		December 31, 2016
	Due through	Weighted average interest rate	Face Value	Carrying Amount
Short–term borrowings	2017	4.20%	$64,060	$62,302
Long–term debt	2028	3.41%	3,938,372	2,574,306
Bonds–Colombia	2019	12.96%	88,769	88,770
Bonds– Luxembourg	2020	7.95%	550,000	548,857

Total			$4,641,201	$3,274,235

Schedule of senior notes outstanding and the corresponding balances

As of December 31, 2017 and 2016, the Senior Notes outstanding and the corresponding balances are as follows:

			Balance as of December 31,
Issuing entities	Original currency	Total placed in original currency	2017	2016
Avianca Holdings S.A., Avianca Leasing, LLC and Grupo Taca Holdings Limited	USD	550,000	$549,241	$548,857

Issuers:	Avianca Holdings S.A., Avianca Leasing, LLC, and Grupo Taca Holdings Limited

Guarantors:	Líneas Aéreas Costarricenses, S.A., Trans American Airlines S.A., and Taca International Airlines, S.A. fully and unconditionally guarantee the total Notes. Aerovías del Continente Americano – Avianca, S.A. unconditionally guarantee the obligations of Avianca Leasing, LLC under the Senior Notes in an amount equal to $375 million.

Notes offered:	$550,000 aggregate principal amount of 8.375% Senior Notes due 2020.

Initial Issue Price:	98.706%

Initial Issue Date:	May 10, 2013

Issue Amount:	$300 million

Interest:	The Senior Notes will bear interest at a fixed rate of 8.375% per year. The first issuance is payable semiannually in arrears on May 10 and November 10 of each year, commencing on November 10, 2013. Interest will accrue from May 10, 2013. The second issuance is payable semiannually in arrears on May 10 and November 10 of each year, commencing on May 10, 2014.

Second Issue Price:	104.50%

Second Issue Date:	April 8, 2014

Maturity Date:	The Senior Notes will mature on May 10, 2020.

Schedule of bonds issued

As of December 31, 2017 and 2016, bonds issued and the corresponding balances are as follows:

Issuing entity	Issue	Total placed in original currency (1)	Balance as of December 31,
			2017		2016
			Original currency (1)	In US Dollars	Original currency (1)	In US Dollars
Avianca	Series A	75,000	—	$—	—	$—

Avianca	Series B	158,630	—	—	—	—

Avianca	Series C	266,370	178,468	59,808	266,370	88,770

Total				$59,808		$88,770

(1)	Presentation of original currency in millions of Colombian pesos

Schedule of future payments on long-term debt

Future payments on long–term debt for the years ended December 31, 2017 and 2016 are as follows:

	Years
	One	Two	Three	Four	Five and thereafter	Total
December 31, 2017	$463,351	$381,288	$412,839	$392,810	$1,413,513	$3,063,801

December 31, 2016	$314,848	$354,709	$331,633	$319,895	$1,253,221	$2,574,306

Schedule of future payments on bonds

Future payments on bonds for the years ended December 31, 2016 and 2015 are as follows:

	Years
	One	Two	Three	Four	Five and thereafter	Total
December 31, 2017	$29,458	$29,676	$549,915	$—	$—	$609,049

December 31, 2016	$29,590	$28,815	$29,202	$550,020	$—	$637,627

Schedule of liabilities derived

Changes in liabilities derived from financing activities at December 31, 2017

	1 January 2017	Payments	Foreign exchange movement	New adquisitions	New Leases	Other	31 December 2017
Current interest-bearing loans and borrowings (excluding itmes listed below)	$62,179	$(22,408)	$—	$39,492	$—	$—	$79,263
Current portion of long-term credits (excluding items listed below)	314,970	(57,197)	4	207,562	—	(1,988)	463,351
Bonds	29,590	—	—	—	—	(132)	29,458
Non-current obligations under financial lease agreements and purchase agreements	2,259,459	(279,580)	15,296	114,770	340,568	1,401	2,451,914
Other financial liabilities	—	—	—	148,536	—	—	148,536
Bonds	608,037	(28,910)	464	—	—	—	579,591
Dividends	—	(155,674)	—	—	—	155,674	—

Total liabilities from financing activities	$3,274,235	$(543,769)	$15,764	$510,360	$340,568	$154,955	$3,752,113

Changes in liabilities derived from financing activities at December 31, 2016

	1 January 2016	Payments	Foreign exchange movement	New adquisitions	New Leases	Other	31 December 2016
Current interest-bearing loans and borrowings (excluding items listed below)	$89,367	$(62,374)	$152	$35,034	$—	$—	$62,179
Current portion of long-term credits (excluding items listed below)	298,461	(37,315)	—	—	53,702	122	314,970
Bonds	25,056	—	4,534	—	—	—	29,590
Non-current obligations under financial lease agreements and purchase agreements	2,426,929	(268,637)	(5,924)	—	105,933	1,158	2,259,459
Bonds	633,180	(26,613)	1,470	—	—	—	608,037
Dividends	—	(31,823)	—	—	—	31,823	—

Total liabilities from financing activities	$3,472,993	$(426,762)	$232	$35,034	$159,635	$33,103	$3,274,235